Consolidated Statement of Changes in Equity - BRL (R$) R$ in Thousands	Share Capital	Capital Reserves	Accumulated Losses	Attributable to owners of the parent	Non-controlling interests	Total
Balance at Dec. 31, 2020	R$ 10	R$ (1,500)	R$ (1,743)	R$ (3,233)		R$ (3,233)
Capital increase	38,894			38,894		38,894
Exercise of subscription rights		1,500		1,500		1,500
Provision for share-based payment		3,738		3,738		3,738
Net loss representing total comprehensive loss for the year			(77,699)	(77,699)		(77,699)
Balance at Dec. 31, 2021	38,904	3,738	(79,442)	(36,800)		(36,800)
Exercise of subscription rights	1,500	(1,500)
Initial recognition of non-controlling interest		42,510		42,510	4,207	46,717
Distributions to non-controlling interest					(556)	(556)
Provision for share-based payment		9,884		9,884		9,884
Net loss representing total comprehensive loss for the year			(114,408)	(114,408)	202	(114,206)
Balance at Dec. 31, 2022	40,404	54,632	(193,850)	(98,814)	3,853	(94,961)
Capital increase	186,371			186,371		186,371
Exercise of subscription rights	33,910	1,500		35,410		35,410
Initial recognition of non-controlling interest		(202)		(202)	706	504
Distributions to non-controlling interest			1,986	1,986	(7,079)	(5,093)
Provision for share-based payment		6,255		6,255		6,255
Debt instruments converted to equity		65,747		65,747		65,747
Net loss representing total comprehensive loss for the year			(254,711)	(254,711)	6,849	(247,862)
Balance at Dec. 31, 2023	R$ 260,685	R$ 127,932	R$ (446,575)	R$ (57,958)	R$ 4,329	R$ (53,629)